Derivative instruments - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Details) - Cash flow hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	$ (22,897)	$ (32,399)	$ 23,668
Loss (Gain) Reclassified from Accumulated OCI into income (loss)	19,732	10,775	(6,939)
Forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(6,710)	(1,225)	1,366
Loss (Gain) Reclassified from Accumulated OCI into income (loss)	6,172	(263)	507
Cross-currency interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(14,730)	(31,174)	23,802
Loss (Gain) Reclassified from Accumulated OCI into income (loss)	10,913	8,727	(8,564)
Call spread
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	30	0	(2,593)
Loss (Gain) Reclassified from Accumulated OCI into income (loss)	2,385	3,275	1,915
Coupon-only swap
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(263)	0	1,093
Loss (Gain) Reclassified from Accumulated OCI into income (loss)	(1,752)	(964)	(797)
Sustainability-linked ESG Principal Only Swap
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(1,224)	0	0
Loss (Gain) Reclassified from Accumulated OCI into income (loss)	$ 2,014	$ 0	$ 0